CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
General and administrative	$ (12,244)	$ (11,480)	$ (8,767)
Loss from operations	(5,706)	(28,621)	(6,796)
Other income:
Interest income	234	673	1,068
Gain on disposal of marketable equity securities		1,517	367
Gain on disposal of equity interest	1,472
Others, net	169	492	450
Loss before income taxes and equity in loss of an equity investee	(3,850)	(24,261)	(4,277)
Income tax expense	(210)	861	(750)
Share of net loss of subsidiaries, net of taxes	6,637	11,918	6,463
Net loss	(7,256)	(40,118)	(25,107)
Other comprehensive income / (loss):
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Total other comprehensive income/(loss)	(1,530)	1,941	3,448
Comprehensive loss	(8,786)	(38,177)	(21,659)
The company
Operating expenses:
General and administrative	(1,638)	(1,815)	(1,752)
Loss from operations	(1,638)	(1,815)	(1,752)
Other income:
Interest income	1		12
Interest expense	(12)
Gain on disposal of marketable equity securities		1,517	367
Gain on disposal of equity interest	1,133
Others, net	159	159	228
Loss before income taxes and equity in loss of an equity investee	(357)	(139)	(1,145)
Income tax expense	(41)
Loss before share of net loss of subsidiaries	(398)	(139)	(1,145)
Share of net loss of subsidiaries, net of taxes	(221)	(28,061)	(17,499)
Net loss	(619)	(28,200)	(18,644)
Loss attributable to ordinary shareholders	(619)	(28,200)	(18,644)
Other comprehensive income / (loss):
Foreign currency translation adjustment	12	1,835	1,503
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Unrealized gain on marketable equity securities		149	1,280
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Total other comprehensive income/(loss)	(1,456)	467	2,416
Comprehensive loss	$ (2,075)	$ (27,733)	$ (16,228)